Operating Lease - Schedule of Maturities of Operating Lease Liabilities (Details) (10-K) - USD ($)	Jun. 30, 2020	Feb. 29, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
2020	$ 186,000		$ 97,625
2021	202,000		102,506
2022	172,000		107,632
2023	103,000		55,126
Total lease payments	813,000		362,889
Less: Imputed interest/present value discount	(121,000)		(25,436)
Present value of lease liabilities	692,000	$ 432,000	337,453
Less current portion	(167,000)		(85,662)
Operating lease liabilities, long-term	$ 525,000		$ 251,791